Consolidated Statements of Cash Flows $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2024 SGD ($)	Dec. 31, 2023 SGD ($)
Cash flows from operating activities:
Net income	$ 1,379	$ 1,884	$ 7,080
Adjustments to reconcile net income to net cash provided by operating activities
Depreciation of plant and equipment	3,101	4,236	3,729
Depreciation of right-of-use assets	652	891	396
(Gain)/Loss on disposal of plant and equipment	92	126	(761)
Gain on de-recognition of right-of-use assets			(51)
Change in working capital:
Accounts receivable	3,982	5,440	(9,395)
Contract assets	2,038	2,784	(2,784)
Inventories	(6,521)	(8,910)	867
Related parties	(795)	(1,087)	(2,024)
Accounts payable and accrued liabilities	(443)	(605)	(3,383)
Income tax payable	(132)	(181)	(219)
Deferred tax liabilities	315	431	725
Net cash (used in)/provided by operating activities	3,668	5,009	(5,820)
Cash flows from investing activities:
Proceeds from disposal of plant and equipment	2,492	3,405	8,896
Repayment from finance lease receivables	494	675	349
Purchase of plant and equipment	(9,381)	(12,817)	(12,382)
Net cash used in investing activities	(6,395)	(8,737)	(3,137)
Cash flows from financing activities:
Proceeds from bank borrowings	10,726	14,654	14,668
Deferred IPO expenses	(516)	(705)	(1,196)
Repayment of bank borrowings	(195)	(266)	(266)
Principal repayment of lease liabilities	(7,862)	(10,741)	(7,482)
Payment of deferred financing costs	(635)	(868)	(405)
Net cash provided by financing activities	1,518	2,074	5,319
Effect on exchange rate change on cash and cash equivalents	(63)
Net change in cash and cash equivalent	(1,272)	(1,654)	(3,638)
BEGINNING OF PERIOD	1,774	2,340	5,978
END OF PERIOD	502	686	2,340
SUPPLEMENTAL CASH FLOW INFORMATION:
Cash paid for income taxes	352	481	540
Cash paid for interest	695	949	822
Cash received from finance lease receivable interest	(455)	(621)	(34)
Operating lease asset obtained in exchange for operating lease obligations	$ 1,524	$ 2,082